DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS (Tables)	12 Months Ended
Dec. 31, 2025
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS [Abstract]
Other Receivables
8.a)	Other receivables

	2025		2024
	Current	Non Current	Current	Non Current
Turnover tax balance	180,806	-	139,480	-
VAT credit balance	8,917,916	-	2,107,960	-
Income tax credit balance (1)	-	-	526,896	-
Other tax receivables	792,533	-	804,264	-
Prepaid expenses	12,691,398	9,503	8,551,536	20,397
Advances to suppliers (2)	185,599,630	-	40,069,610	-
Subsidies receivables	12,720,094	-	14,314,749	-
Deposits in guarantee	204,072	-	249,252	-
Other Receivables UT	107,346	-	98,242	-
Others	550,390	421,894	1,290,321	554,996
Total	221,764,185	431,397	68,152,310	575,393

(1)	Provisions, net of advances paid, withholdings and perceptions
(2)
As of December 31, 2025 and 2024, it includes Ps. 71,941,018 and Ps. 2,789,309, corresponding to Other current credits with SACDE Sociedad Argentina de Diseño y Desarrollo Estratégico S.A. See Note 21 “Balances and transactions with related companies”.

Trade Receivables
8.b)	Trade receivables

	2025	2024
	Current	Current
Third parties	180,772,194	187,931,443
Natural Gas Transportation	82,019,784	82,806,139
Liquids Production and Commercialization	47,778,830	60,013,743
Midstream	50,973,580	45,111,561
Related parties (Note 21)	26,089,960	17,703,268
Natural Gas Transportation	2,854,551	2,965,063
Liquids Production and Commercialization	798,214	3,127,822
Midstream	22,437,195	11,610,383
Impairment of financial assets	(10,247,410)	(396,975)
Total	196,614,744	205,237,736

The movement of the impairment of financial assets is as follows:

Balances as of 12/31/2022	1,182,188
Inflation adjustment restatement	(802,562)
Additions (1)	488,750
Applications	(3,910)
Reversals	-
Balances as of 12/31/2023	864,466
Inflation adjustment restatement	(467,491)
Additions	-
Applications	-
Reversals	-
Balances as of 12/31/2024	396,975
Inflation adjustment restatement	(1,228,332)
Additions (1) (2)	11,078,767
Applications	-
Reversals	-
Balances as of 12/31/2025	10,247,410
(1)	Included in “Selling expenses”.
(2)	It relates to a customer from the Natural Gas Transportation business segment.

Cash and Cash Equivalents
8.c)	Cash and cash equivalents

	2025	2024
Cash and banks	11,982,522	55,064,771
UT Cash and banks	1,005	308
Mutual funds in local market	84,626,165	23,306,406
Interest-bearing accounts	707,496,836	523,153
Total	804,106,528	78,894,638

Contract Liabilities
8.d)	Contract liabilities

	2025		2024
	Current	Non Current	Current	Non Current
Natural Gas Transportation	3,219,381	42,991,720	3,219,381	46,211,330
Liquids Production and Commercialization	-	-	941,038	-
Midstream	5,631,491	94,872,929	5,642,229	100,749,773
UT	10,931	-	14,380	-
Total	8,861,803	137,864,649	9,817,028	146,961,103

Other Payables
8.e)	Other payables
	2025	2024
	Current	Current
Payable for compensation for the Board of Directors and Supervisory Committee	338,009	312,924
Others	8,880	8,033
Total	346,889	320,957

Taxes Payables
8.f)	Taxes payables

	2025	2024
	Current	Current
Health and safety tax	397,840	370,362
Withholdings and perceptions made to third parties	7,786,238	7,953,525
Turnover Tax	2,579,776	2,676,617
Tax on exports	-	2,554,206
Others	669,080	617,813
Total	11,432,934	14,172,523

Trade Payables
8.g)	Trade payables

	2025	2024
	Current	Current
Suppliers	78,215,143	71,162,273
UT Suppliers	1,233,007	1,416,483
Customers (credit balances)	10,657	77,983
Related companies (Note 21)	20,997,152	28,270,790
Total	100,455,959	100,927,529

Revenues
8.h)	Revenues
	2025	2024	2023
Sales of goods and services	1,706,290,703	1,587,284,426	1,272,731,728
Government grants	14,335,379	17,303,006	24,408,466
Total	1,720,626,082	1,604,587,432	1,297,140,194

Disaggregation of Revenues
Below is a table in which revenues are disaggregated considering the type of market and the opportunity to satisfy performance obligations:

Year ended December 31, 2025
		Liquids Production
	Natural Gas	and
	Transportation	Commercialization	Midstream	Telecommunications	Total
Primary geographical market
External market	-	292,674,349	-	-	292,674,349
Local market	705,124,167	353,563,150	347,314,231	7,614,806	1,413,616,354
Total	705,124,167	646,237,499	347,314,231	7,614,806	1,706,290,703
Timing of revenue recognition:
Over the time	705,124,167	22,959,047	347,314,231	7,614,806	1,083,012,251
At a point in time	-	623,278,452	-	-	623,278,452
Total	705,124,167	646,237,499	347,314,231	7,614,806	1,706,290,703

Year ended December 31, 2024
		Liquids Production
	Natural Gas	and
	Transportation	Commercialization	Midstream	Telecommunications	Total
Primary geographical market
External market	-	374,369,704	-	-	374,369,704
Local market	580,295,884	340,609,848	283,797,245	8,211,745	1,212,914,722
Total	580,295,884	714,979,552	283,797,245	8,211,745	1,587,284,426
Timing of revenue recognition:
Over the time	580,295,884	39,029,389	283,797,245	8,211,745	911,334,263
At a point in time	-	675,950,163	-	-	675,950,163
Total	580,295,884	714,979,552	283,797,245	8,211,745	1,587,284,426

Year ended December 31, 2023
		Liquids Production
	Natural Gas	and
	Transportation	Commercialization	Midstream	Telecommunications	Total
Primary geographical market
External market	-	273,260,160	-	-	273,260,160
Local market	283,750,792	462,647,852	245,256,395	7,816,529	999,471,568
Total	283,750,792	735,908,012	245,256,395	7,816,529	1,272,731,728
Timing of revenue recognition:
Over the time	283,750,792	42,225,234	245,256,395	7,816,529	579,048,950
At a point in time	-	693,682,778	-	-	693,682,778
Total	283,750,792	735,908,012	245,256,395	7,816,529	1,272,731,728

Detailed information of revenues on each business segment for the years ended December 31, 2025, 2024 and 2023 is disclosed below:

➢	Natural Gas Transportation:

	2025	2024	2023
Firm	567,936,038	486,351,600	231,989,515
Access and Charge	27,537,992	20,480,767	9,296,193
Interruptible and others	109,650,137	73,463,517	42,465,084
Total	705,124,167	580,295,884	283,750,792

➢	Liquids Production and Commercialization:

	2025	2024	2023
Product	621,886,251	675,545,116	693,682,778
Services	24,351,248	39,434,436	42,225,234
Total	646,237,499	714,979,552	735,908,012

➢	Midstream:

	2025	2024	2023
Conditioning and treatment	39,684,737	43,366,370	44,722,510
Operation and maintenance	13,518,916	9,912,970	8,062,992
Steam sales	1,879,261	3,054,011	3,034,797
Construction	537,858	-	961,779
UT Construction	-	-	69,089
Transportation and conditioning of Natural Gas	287,179,223	219,700,603	179,099,963
Others	4,514,236	7,763,291	9,305,265
Total	347,314,231	283,797,245	245,256,395

Cost of Sales
8.i)	Cost of sales

	2025	2024	2023
Inventories at the beginning of the year	4,820,873	21,969,822	16,356,596
Purchases	258,844,388	264,696,392	383,795,400
Operating expenses (Note 8.j.)	534,087,506	474,875,929	437,515,726
Inventories at the end of the year	(10,364,857)	(4,820,873)	(21,969,822)
Total	787,387,910	756,721,270	815,697,900

Expenses by Nature
8.j)	Expenses by nature – Information required under art. 64 paragraph I, clause B) Commercial Companies Law for the years ended December 31, 2025, 2024 and 2023

	2025

		Operating expenses
Accounts	Total	Regulated activities	Non-regulated activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other compensations	144,176,852	59,967,549	51,297,972	25,626,186	7,285,145		-
Social security taxes	24,333,728	9,887,055	9,179,425	3,833,099	1,434,149		-
Compensation to Directors and Supervisory Committee	1,238,276	-	-	1,238,276	-		-
Professional services fees	35,786,757	4,714,646	4,069,490	21,416,252	5,586,369		-
Technical operator assistance fees	32,931,332	14,697,735	18,233,597	-	-		-
Materials	24,812,013	9,995,535	14,816,247	-	231		-
Third parties services	17,939,591	6,088,333	10,872,081	979,177	-		-
Telecommunications and post expenses	811,859	218,953	184,399	314,764	93,743		-
Rents	5,382,730	465,495	4,774,416	137,435	5,384		-
Transports and freight	7,602,261	4,341,031	3,114,247	146,819	164		-
Easements	2,566,160	2,566,160	-	-	-		-
Offices supplies	565,806	271,188	80,601	185,631	28,386		-
Travel expenses	2,987,532	1,543,942	597,009	728,402	118,179		-
Insurance	11,833,551	4,597,199	3,489,905	3,736,934	9,513		-
Property, plant and equipment maintenance	81,446,068	60,791,900	19,043,657	1,610,511	-		-
Depreciation of property, plant and equipment	201,961,353	118,745,888	78,354,294	4,861,171	-		-
Taxes and contributions	98,481,829	11,782,867	586,801	199,689	85,912,472	(1)	-
Advertising	3,404,833	-	740	-	3,404,093		-
Impairment of financial assets	11,078,767	-	-	-	11,078,767		-
Banks expenses	2,087,942	-	-	2,087,942	-		-
Interests expenses	88,652,830	-	-	-	-		88,652,830
Foreign exchange loss	297,610,053	-	-	-	-		297,610,053
Other expenses	5,107,505	1,431,086	3,286,063	87,660	302,696		-
Total 2025	1,102,799,628	312,106,562	221,980,944	67,189,948	115,259,291		386,262,883
(1)	Includes tax on exports for Ps. 22,287,474 for the year ended December 31, 2025.

	2024

		Operating expenses
Accounts	Total	Regulated activities	Non-regulated activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other compensations	137,732,303	57,492,904	47,748,530	25,290,408	7,200,461		-
Social security taxes	23,535,694	9,599,385	8,451,642	4,138,967	1,345,700		-
Compensation to Directors and Supervisory Committee	1,145,427	-	-	1,145,427	-		-
Professional services fees	28,594,551	2,941,092	3,227,750	19,234,049	3,191,660		-
Technical operator assistance fees	34,736,319	13,190,835	21,545,484	-	-		-
Materials	24,230,359	8,399,808	15,820,833	-	9,718		-
Third parties services	14,865,807	5,636,967	8,196,911	1,031,929	-		-
Telecommunications and post expenses	1,218,507	323,940	432,230	405,771	56,566		-
Rents	4,812,556	610,563	4,064,025	125,821	12,147		-
Transports and freight	6,477,071	3,754,845	2,602,870	119,356	-		-
Easements	1,576,440	1,576,440	-	-	-		-
Offices supplies	461,811	177,176	85,799	174,407	24,429		-
Travel expenses	3,722,045	1,560,214	588,323	1,435,934	137,574		-
Insurance	4,784,199	2,575,842	2,189,969	-	18,388		-
Property, plant and equipment maintenance	71,698,012	51,701,158	17,679,736	2,316,921	197		-
Depreciation of property, plant and equipment	170,574,036	107,650,353	57,651,860	5,271,823	-		-
Taxes and contributions	100,286,896	13,171,985	452,737	149,653	86,512,521	(1)	-
Advertising	2,893,438	-	153	-	2,893,285		-
Banks expenses	1,515,415	-	-	1,515,415	-		-
Interests expenses	73,285,957	-	-	-	-		73,285,957
Foreign exchange loss	199,650,890	-	-	-	-		199,650,890
Other expenses	4,013,542	1,294,189	2,479,381	34,647	205,325		-
Total 2024	911,811,275	281,657,696	193,218,233	62,390,528	101,607,971		272,936,847
(1)	Includes tax on exports for Ps. 30,423,023 for the year ended December 31, 2024.

	2023

		Operating expenses
Accounts	Total	Regulated activities	Non-regulated activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other compensations	133,848,043	54,348,642	45,060,597	27,538,473	6,900,331		-
Social security taxes	22,161,557	9,301,873	8,029,311	3,505,001	1,325,372		-
Compensation to Directors and Supervisory Committee	1,166,017	-	-	1,166,017	-		-
Professional services fees	21,265,254	1,281,268	2,284,214	12,980,433	4,719,339		-
Technical operator assistance fees	17,412,376	684,080	16,728,296	-	-		-
Materials	22,029,188	6,011,999	16,017,189	-	-		-
Third parties services	13,666,594	6,693,234	6,437,237	536,123	-		-
Telecommunications and post expenses	619,665	132,089	248,180	211,259	28,137		-
Rents	3,769,074	450,381	3,209,987	102,882	5,824		-
Transports and freight	6,439,951	3,958,550	2,388,345	93,027	29		-
Easements	2,296,518	2,296,518	-	-	-		-
Offices supplies	734,870	360,448	141,061	206,751	26,610		-
Travel expenses	2,754,814	1,401,623	655,963	584,100	113,128		-
Insurance	6,076,787	3,570,521	2,128,071	378,195	-		-
Property, plant and equipment maintenance	58,077,413	42,948,295	13,873,256	1,255,862	-		-
Depreciation of property, plant and equipment	173,677,316	107,711,058	57,027,839	8,938,419	-		-
Taxes and contributions	88,979,955	17,173,664	490,635	577,248	70,738,408	(1)	-
Advertising	2,534,187	-	676	-	2,533,511		-
Impairment of financial assets	488,750	-	-	-	488,750		-
Banks expenses	477,297	-	-	477,297	-		-
Interests expenses	70,549,538	-	-	-	-		70,549,538
Foreign exchange loss	1,372,385,135	-	-	-	-		1,372,385,135
Other expenses	4,756,861	1,692,772	2,777,854	17,485	268,750		-
Total 2023	2,026,167,160	260,017,015	177,498,711	58,568,572	87,148,189		1,442,934,673
(1)	Includes tax on exports for Ps. 23,591,931 for the year ended December 31, 2023.

Net Financial Results
8.k)	Net financial results

	2025	2024	2023
Financial income
Interest income	32,704,620	30,578,000	69,294,820
Foreign exchange gain	185,761,132	122,275,649	774,074,871
Subtotal	218,465,752	152,853,649	843,369,691
Financial expenses
Interest expense (1)	(88,652,830)	(73,285,957)	(70,549,538)
Foreign exchange loss	(297,610,053)	(199,650,890)	(1,372,385,135)
Subtotal	(386,262,883)	(272,936,847)	(1,442,934,673)
Other financial results
Fair value gains on financial instruments through profit or loss	174,027,779	236,285,774	560,924,565
Others	(10,510,028)	(22,846,381)	(7,939,027)
Subtotal	163,517,751	213,439,393	552,985,538
Loss on net monetary position	(58,886,419)	(64,994,633)	(161,912,121)
Total	(63,165,799)	28,361,562	(208,491,565)
(1)	It includes Ps. 973,514, Ps. 1,853,684 and Ps. 2,733,386 of accrued interest corresponding to leasing liabilities, for the years ended December 31, 2025, 2024 and 2023, respectively.

Other Operating Results, Net
8.l)	Other operating results, net

	2025	2024	2023
Climate event (1)	(54,281,299)	-	-
Result from disposal of Property, plant and equipment	(428,170)	(2,433,467)	-
(Charge) / Reversal for provisions for legal claims and others (2)	(144,360)	1,529,336	(2,007,477)
Recovery of insurance (3)	4,569,260	1,517,170	63,226
Reversal of supplier provision	2,567,781	1,519,320	-
(Charge) of tax credits	(6,526)	(959,727)	-
Others	415,575	(99,995)	(229,411)
Total	(47,307,739)	1,072,637	(2,173,662)

(1)	See Note 24.
(2)	Including legal expenses.
(3)	For the year ended on December 31, 2025, it includes Ps. 3,306,624 corresponding to insurance advances related to the climate event.

Financial Assets at Amortized Cost
8.m)	Financial assets at amortized cost

	2025	2024
	Current	Current
Fixed term deposits in foreign currency (1)	355,915,568	316,551,696
Other time deposits	-	40,747,228
Total	355,915,568	357,298,924
(1)	As of December, 31, 2025 and 2024, Ps. 217,681,095 and 188,348,377, respectively , were pledged as security for bank loans.

Financial Assets at Fair Value
8.n)	Financial assets at fair value through profit or loss

	2025	2024
	Current	Current
Corporate bonds with related parties	-	26,930,001
Corporate bonds	289,828,824	259,403,004
Public debt bonds	314,582,338	265,544,763
Equity instruments	43,741,102	59,765,362
Total	648,152,264	611,643,130

Payroll and Social Security Taxes Payable
8.o)	Payroll and social security taxes payable

	2025	2024
	Current	Current
Vacation benefit payable	11,013,313	11,793,210
Annual bonus payable	11,080,996	9,281,335
Social security taxes payable	5,538,571	4,475,361
UT	37,458	34,092
Total	27,670,338	25,583,998